Aspiriant Risk-Managed Global Equity Fund (the “Fund”)

A series of Aspirant Global Equity Trust (the “Trust”)

Supplement dated June 18, 2013
to the Prospectus and Statement of Additional Information dated March 19, 2013

Effective May 31, 2013, Jason Thomas resigned his positions as President and as a Trustee of the Trust and no longer serves as a portfolio manager for the Fund.

Effective June 3, 2013, Robert J. Francais, a member of the Board of Trustees, was elected President of the Trust.

Please retain this supplement for future reference.